Share capital and warrants - Capital Management (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Share capital and warrants
Long-term debt	$ 16,923	$ 16,919
Total equity	585,188	730,434
Balance - End of year	$ 602,111	$ 747,353